Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 08, 2014	Jul. 27, 2013	Dec. 31, 2016	Dec. 31, 2015
Schedule of Significant Accounting Policies [Line Items]
Reclassified to noncurrent deferred tax assets				$ 4.7
Reclassified to noncurrent deferred tax liabilities				$ 24.9
Revenue, Segment [Member] | Segment Concentration Risk, Cinema Advertising [Member] | Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of concentration risk			10.00%
Three new employee incentive plans [Member]
Schedule of Significant Accounting Policies [Line Items]
Employee incentive plan terms	10 years
Compensation expense previously recognized reversed	$ 32.2
Two of three plans [Member]
Schedule of Significant Accounting Policies [Line Items]
Maximum percentage of cash compensation could have distributed in annual net profits after certain adjustments	10.00%
Third employee incentive plan [Member]
Schedule of Significant Accounting Policies [Line Items]
Maximum percentage of eligible employees allowed to receive in the annual adjusted net profits of projects that they worked on	20.00%
Share Repurchase Program [Member] | ADS [Member]
Schedule of Significant Accounting Policies [Line Items]
Authorized amount of share repurchase program		$ 100.0
Period in force of share repurchase program		2 years